Research, Development and Engineering	12 Months Ended
Dec. 31, 2012
Research, Development and Engineering
Research, Development and Engineering

Note O.

Research, Development and Engineering

RD&E expense was $6,302 million in 2012, $6,258 million in 2011 and $6,026 million in 2010.

The company incurred expense of $6,034 million, $5,990 million and $5,720 million in 2012, 2011 and 2010, respectively, for scientific research and the application of scientific advances to the development of new and improved products and their uses, as well as services and their application. Within these amounts, software-related expense was $3,078 million, $3,097 million and $3,028 million in 2012, 2011 and 2010, respectively.

Expense for product-related engineering was $268 million, $267 million and $306 million in 2012, 2011 and 2010, respectively.